Equity (Details) - Schedule of stock options - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of stock options [Abstract]
Number of Share Options Outstanding	1,350,500
Weighted Average Exercise Price Outstanding	$ 4.72
Aggregate Intrinsic Value Outstanding
Number of Share Options Granted		1,350,500
Weighted Average Exercise Price Granted		$ 4.72
Aggregate Intrinsic Value Granted
Number of Share Options Expired, forfeited or cancelled
Weighted Average Exercise Price Expired, forfeited or cancelled
Aggregate Intrinsic Value Expired, forfeited or cancelled
Number of Share Options Outstanding	1,350,500	1,350,500
Weighted Average Exercise Price Outstanding	$ 4.72	$ 4.72
Weighted Average Remaining Contractual Term Outstanding	4 years 135 days	5 years 135 days
Aggregate Intrinsic Value Outstanding
Number of Share Options Exercisable	760,667
Weighted Average Exercise Price Exercisable	$ 4.51
Weighted Average Remaining Contractual Term Exercisable	5 years 83 days